Stockholders' Deficit (Schedule of Assumptions used in Fair Value of Options Granted) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price:	$ 1.00
Market price at date of grant:	$ 1.00 [1]
Expected stock price volatility	80.00%
Expected dividend rate:	0.00%
Expected option life	10 years
Risk-free interest rate:	0.03%

[1]	The Company used fair value of the Company's common stock as the market price to value stock options which were granted. The fair value was determined based on valuation performed by Management, which took into consideration, where applicable, cash received , market participant inputs, estimated cash flows based on entity specific criteria, purchase multiples paid in other comparable third-party transactions, market conditions, liquidity, operating results and other qualitative and quantitative factors. The fair value of the Company's common stock on each grant date are adjusted to estimated fair value and the volatility in general economic conditions, stock markets, earnings or revenue multiples of comparable companies and other qualitative and quantitative factors may result in significant changes in the estimated fair value of the Company's common stock from period to period.